UNAUDITED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 19,466	$ 7,372
Marketable securities	539	888
Trade and other receivables	2,614	3,762
Inventories	5,039	8,189
Recoverable income taxes	1,612	2,493
Other recoverable taxes	3,828	1,051
Others	1,743	1,493
Current assets other than assets classified as held for sale	34,841	25,248
Assets classified as held for sale	2,034	2,564
Current assets	36,875	27,812
Long-term receivables
Trade and other receivables	2,293	2,567
Marketable securities	38	58
Judicial deposits	6,699	8,236
Deferred income taxes	9,579	1,388
Other tax assets	3,054	3,939
Advances to suppliers	203	326
Others	860	1,177
Non-current receivables	22,726	17,691
Investments	3,471	5,499
Property, plant and equipment	107,980	159,265
Intangible assets	14,328	19,473
Non-current assets	148,505	201,928
Total assets	185,380	229,740
Current liabilities
Trade payables	3,911	5,601
Finance debt	6,692	4,469
Lease liability	5,412	5,737
Income taxes payable	209	276
Other taxes payable	2,822	3,424
Dividends payable	360	1,558
Short-term benefits	1,695	1,645
Pension and medical benefits	668	887
Provisions for legal proceedings
Others	2,128	1,973
Current liabilities other than Liabilities on assets classified as held for sale	23,897	25,570
Liabilities related to assets classified as held for sale	2,430	3,246
Current liabilities	26,327	28,816
Non-current liabilities
Finance debt	62,620	58,791
Lease liability	16,503	18,124
Income taxes payable	356	504
Deferred income taxes	150	1,760
Long-term benefits	627	38
Pension and medical benefits	17,329	25,607
Provisions for legal proceedings	2,089	3,113
Provision for decommissioning costs	13,003	17,460
Others	1,504	1,312
Non-current liabilities	114,181	126,709
Total liabilities	140,508	155,525
Equity
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,064	1,064
Profit reserves	55,495	65,627
Accumulated other comprehensive (deficit)	(119,328)	(100,469)
Attributable to the shareholders of Petrobras	44,332	73,323
Non-controlling interests	540	892
Total equity	44,872	74,215
Total liabilities and equity	$ 185,380	$ 229,740